Condensed Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Other assets, net of accumulated amortization	$ 1,001	$ 1,046	$ 949
Common stock, par value (in dollars per share)	$ 5	$ 5	$ 5
Common stock, shares authorized (in shares)	1,200,000,000	1,200,000,000	1,200,000,000
Common stock, shares, issued (in shares)	1,012,261,159	1,012,261,159	1,012,261,159
Property, plant and equipment, net of accumulated depreciation	$ 22,640	$ 22,245	$ 21,442
Treasury stock, shares (in shares)	396,730,470	402,746,136	414,671,383